Guarantees, commitments and forward starting transactions (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Guarantees
Maximum Exposure To Credit Risk [Line Items]
Sub-participations		$ (2,929)	$ (2,760)	$ (2,803)
Net irrevocable amount		15,712	16,514	16,982
Guarantees | Measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		1,830	1,840	1,639
Guarantees | Not measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		16,810	17,434	18,146
Loan commitments
Maximum Exposure To Credit Risk [Line Items]
Sub-participations		(675)	(690)	(647)
Net irrevocable amount		30,778	33,630	34,099
Loan commitments | Measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		3,990	6,401	3,535
Loan commitments | Not measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount		27,463	27,919	31,212
Forward starting transactions - reverse repurchase agreements | Measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	32,037	29,284	8,117
Forward starting transactions - reverse repurchase agreements | Not measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	2,240	2,038	925
Forward starting transactions - securities borrowing agreements | Not measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	19	20	12
Forward starting transactions - repurchase agreements | Measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	17,700	15,321	7,926
Forward starting transactions - repurchase agreements | Not measured at fair value
Maximum Exposure To Credit Risk [Line Items]
Gross maximum irrevocable amount	[1]	$ 1,138	$ 629	$ 400

[1]	Cash to be paid in the future by either UBS or the counterparty.